INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
DisclosureOfIncomeTaxesLineItems [Line Items]
Provision for income taxes	$ (54,349)	$ 0	$ 0
Canada
DisclosureOfIncomeTaxesLineItems [Line Items]
Loss from operations	$ (4,254,121)	$ (5,057,042)	$ (4,860,659)
Statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$ (1,127,342)	$ (1,340,116)	$ (1,288,075)
Stock- based compensation expense	277,895	374,689	913,565
Other	26,336	11,671	4,790
Unrecognized benefit of non-capital losses	672,781	953,756	369,720
Provision for income taxes	(54,349)	0	0
United States
DisclosureOfIncomeTaxesLineItems [Line Items]
Loss from operations	$ (420,578)	$ (772,238)	$ (5,274)
Statutory income tax rates	29.71%	26.64%	26.214%
Income tax recovery at statutory income tax rates	$ (124,941)	$ (205,724)	$ (1,383)
Temporary difference, Equipment	0	34,826	(36,285)
Unrecognized benefit of non-capital losses	124,941	170,898	37,668
Provision for income taxes	$ 0	$ 0	$ 0